Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,000,001.00
Previously Paid Amount	0.00
Total Fee Amount	20,010.00
Total Offset Amount	0.00
Net Fee	$ 20,010.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false